INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Total	Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Hedging Reserve	Foreign Currency Translation and Investments Reserves	Non-Controlling Interests
Beginning balance	$ 10,824	$ 10,776	$ 11	$ 24,014	$ (13,266)	$ 19	$ (2)	$ 48
Beginning balance (in shares) at Dec. 31, 2024			553,000,000
Proceeds from issuance of equity instruments, net of withholding taxes (in shares)			2,000,000
Proceeds from issuance of equity instruments, net of withholding taxes	(12)	(12)		(12)
Share-based compensation	94	94		94
Net income	439	438			438			1
Other comprehensive income (loss)	123	119				106	13	4
Ending balance (in shares) at Jun. 30, 2025			555,000,000
Ending balance at Jun. 30, 2025	11,468	11,415	$ 11	24,096	(12,828)	125	11	53
Beginning balance	11,468	11,415	11	24,096	(12,828)	125	11	53
Beginning balance	$ 11,983	11,928	$ 11	24,220	(12,381)	65	13	55
Beginning balance (in shares) at Dec. 31, 2025	555,888,455		556,000,000
Proceeds from issuance of equity instruments, net of withholding taxes (in shares)			3,000,000
Proceeds from issuance of equity instruments, net of withholding taxes	$ (22)	(22)		(22)
Treasury shares (in shares)			(10,000,000)
Treasury shares	(400)	(400)		(400)
Share-based compensation	128	128		128
Dividends declared	(66)	(66)			(66)
Net income	271	269			269			2
Other comprehensive income (loss)	$ (20)	(19)				(5)	(14)	(1)
Ending balance (in shares) at Jun. 30, 2026	548,751,082		549,000,000
Ending balance at Jun. 30, 2026	$ 11,874	11,818	$ 11	23,926	(12,178)	60	(1)	56
Beginning balance	$ 11,874	$ 11,818	$ 11	$ 23,926	$ (12,178)	$ 60	$ (1)	$ 56